CHANGES IN ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) - Schedule of Pre-Tax and After-Tax (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Change in accumulated other comprehensive income (loss), pretax
Balance at the beginning of the period, pretax	$ (27,596)		$ (25,334)		$ (25,807)
Change in net unrealized gains (losses) on investment securities, pretax	2,704		(3,537)		1,001
Cash flow hedges, pretax	543		1,673		838
Benefit plans, pretax	(1,830)		1,979		(1,378)
Foreign currency translation adjustment, pretax	(4,881)		(2,377)		12
Change, pretax	(3,464)		(2,262)		473
Balance at the end of the period, pretax	(31,060)		(27,596)		(25,334)
Change in accumulated other comprehensive income (loss), tax effect
Balance at the beginning of the period, tax effect	8,463		8,438		8,019
Change in net unrealized gains (losses) on investment securities, tax effect	(1,007)		1,300		(369)
Cash flow hedges, tax effect	(207)		(625)		(311)
Benefit plans	660		(698)		390
Foreign currency translation adjustment, tax effect	(65)		48		709
Change, tax effect	(619)		25		419
Balance at the end of the period, tax effect	7,844		8,463		8,438
Change in accumulated other comprehensive income (loss), after-tax
Beginning-of-period balance, net of tax	(19,133)		(16,896)		(17,788)
Change in net unrealized gains (losses) on investment securities, after-tax	1,697		(2,237)		632
Cash flow hedges, after-tax	336		1,048		527
Change, net of tax	(1,170)	[1]	1,281	[1]	(988)	[1]
Foreign currency translation adjustment, after-tax	(4,946)		(2,329)		721
Citigroup’s total other comprehensive income (loss)	(4,083)		(2,237)		892
End-of-period balance, net of tax	$ (23,216)		$ (19,133)		$ (16,896)

[1]	Reflects adjustments based on the actuarial valuations of the Company’s significant pension and postretirement plans, including changes in the mortality assumptions at December 31, 2014, and amortization of amounts previously recognized in Accumulated other comprehensive income (loss). See Note 8 to the Consolidated Financial Statements.